Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Plant and machinery	Leasehold premises	Computer systems and office equipment	Renovation	Tester and tools	Motor vehicles	Total	Total
	RM	RM	RM	RM	RM	RM	RM	USD
Cost:
Balance at July 1, 2023	9,324,610	2,801,531	1,842,185	1,314,174	2,343,096	73,287	17,698,883	3,961,254
Additions	130,226	-	38,593	312,053	49,105	51,350	581,327	130,109
Write-off	(146,444)	-	(54,675)	(6,922)	-	-	(208,041)	(46,562)
Balance at June 30, 2024	9,308,392	2,801,531	1,826,103	1,619,305	2,392,201	124,637	18,072,169	4,044,801
Additions	25,798	-	1,580	27,540	12,442	-	67,360	15,076
Disposal	(2,685,391)	-	-	-	(20,930)		(2,706,321)	(605,712)
Write-off	-	-	-	(4,950)	-	-	(4,950)	(1,108)
Balance at December 31, 2024	6,648,799	2,801,531	1,827,683	1,641,895	2,383,713	124,637	15,428,258	3,453,057

Accumulated depreciation
Balance at July 1, 2023	6,441,733	1,307,619	1,733,226	1,277,645	1,905,355	73,285	12,738,863	2,851,133
Depreciation	517,006	458,923	82,916	41,586	141,797	3,423	1,245,651	278,794
Write-off	(146,444)	-	(54,671)	(6,921)	-	-	(208,036)	(46,561)
Balance at June 30, 2024	6,812,295	1,766,542	1,761,471	1,312,310	2,047,152	76,708	13,776,478	3,083,366
Depreciation	241,064	229,461	23,215	41,588	71,125	5,135	611,588	136,882
Disposal	(2,685,386)	-	-	-	(20,928)		(2,706,314)	(605,710)
Write-off	-	-	-	(4,949)	-	-	(4,949)	(1,108)
Balance at December 31, 2024	4,367,973	1,996,003	1,784,686	1,348,949	2,097,349	81,843	11,676,803	2,613,430

Carrying amount
Balance at June 30, 2024	2,496,097	1,034,989	64,632	306,995	345,049	47,929	4,295,691	961,435

Balance at December 31, 2024	2,280,826	805,528	42,997	292,946	286,364	42,794	3,751,455	839,627